STOCKHOLDERS’ DEFICIT (Details Narrative) - USD ($)						3 Months Ended		12 Months Ended
	Sep. 15, 2021	Sep. 14, 2021	Apr. 09, 2021	Dec. 03, 2020	Mar. 11, 2020	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Common stock, shares authorized						4,000,000,000		3,250,000,000	3,250,000,000
Common stock, par value						$ 0.001		$ 0.001	$ 0.001
Stock issued during period, value, conversion of convertible securities								$ 1,362,988
Common stock value						$ 397,999	$ 266,500	1,074,558	$ 320,000
Number of securities called by warrants or rights			15,000,000
Stock issued during period, value, issued for services								$ 197,380
Expected dividend rate						0.00%		0.00%	0.00%
Expected volatility rate, minimum						79.00%
Expected volatility rate, maximum						220.00%
Risk free interest rate, minimum						0.90%
Risk free interest rate, maximum						1.83%
Expected term			8 months 12 days			10 years
Warrants outstanding, intrinsic value								$ 19,675
Minimum [Member]
Class of Stock [Line Items]
Share Price						$ 0.006			$ 0.0009
Expected volatility rate, minimum								44.80%	199.20%
Risk free interest rate, minimum								0.90%	0.28%
Maximum [Member]
Class of Stock [Line Items]
Share Price						$ 0.008			$ 0.0014
Expected volatility rate, maximum								124.40%	223.20%
Risk free interest rate, maximum								1.75%	0.38%
Common Stock [Member]
Class of Stock [Line Items]
Stock issued during period, shares, conversion of convertible securities								523,710,635
Stock issued during period, value, conversion of convertible securities								$ 523,711
Stock issued during period, shares, new issues						90,299,152		174,019,679	420,000,000
Stock issued during period, value, issued for services								$ 16,601
Number of options outstanding and vested, issued
Stock issued upon exercise of warrant								117,046,100
Warrant [Member]
Class of Stock [Line Items]
Number of options outstanding and vested, issued								319,701,820
Expected term								4 years
Aggregated intrinsic value of warrants								$ 0
Subscription Agreement [Member]
Class of Stock [Line Items]
Stock issued during period, shares, conversion of convertible securities								523,710,635
Stock issued during period, value, conversion of convertible securities								$ 1,362,988
Stock issued during period, shares, new issues									32,565,515
Common stock value								$ 75,000
Number of securities called by warrants or rights								423,816,100
Subscription Agreement [Member] | Common Stock [Member]
Class of Stock [Line Items]
Stock issued during period, shares, new issues									5,000,000
Chief Executive Officer [Member]
Class of Stock [Line Items]
Common stock, par value	$ 3.00
Interest expense	$ 75,276
Stock issued during period, shares, new issues	214,006			161,636,427	200,000
Accredited Investors [Member] | Subscription Agreement [Member]
Class of Stock [Line Items]
Stock issued during period, shares, conversion of convertible securities							382,429,714
Stock issued during period, value, conversion of convertible securities							$ 640,883		$ 164,820
Stock issued during period, shares, new issues						90,299,152	40,541,666	174,019,679
Gross proceeds from common stock						$ 397,999	$ 266,500	$ 941,009	$ 320,000
Number of securities called by warrants or rights							141,000,000
Procceds issued of new issues									415,000,000
Stock issued upon exercise of warrant							131,675,682
Accredited Investors [Member] | Subscription Agreement [Member] | Common Stock [Member]
Class of Stock [Line Items]
Stock issued during period, shares, new issues								16,600,539
Stock issued during period, value, issued for services								$ 165,534
Non-Employees [Member] | Subscription Agreement [Member] | Common Stock [Member]
Class of Stock [Line Items]
Stock issued during period, shares, new issues									397,145,607
Common stock value									$ 43,658
Jupiter Gold [Member] | Common Stock [Member]
Class of Stock [Line Items]
Shares converted into common stock									200,000,000
Conversion shares issued									150,000
Officers and Non-Management Directors [Member]
Class of Stock [Line Items]
Shares granted value before forfeiture						$ 196,996		$ 1,104,364	$ 50,000
Number of options outstanding and vested, issued						94,159,724			43,915,500
Preferred Class A [Member]
Class of Stock [Line Items]
Preferred stock, voting rights						Series A Stock being entitled to 51% of the total votes on all such matters regardless of the actual number of shares of Series A Stock then outstanding, and the holders of Common Stock are entitled to their proportional share of the remaining 49% of the total votes based on their respective voting power		Series A Stock being entitled to 51% of the total votes on all such matters regardless of the actual number of shares of Series A Stock then outstanding, and the holders of Common Stock are entitled to their proportional share of the remaining 49% of the total votes based on their respective voting power
Series D Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized		1,000,000
Series D Convertible Preferred Stock [Member] | Chief Executive Officer [Member]
Class of Stock [Line Items]
Stock issued during period, shares, conversion of convertible securities	214,006
Stock issued during period, value, conversion of convertible securities	$ 566,743
Interest expense	$ 75,275
Series D Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized						1,000,000		1,000,000	1,000,000
Shares converted into common stock		10,000
Common and Preferred Stock Options [Member]
Class of Stock [Line Items]
Expected volatility rate, minimum									135.35%
Expected volatility rate, maximum									221.07%
Risk free interest rate, minimum									0.28%
Risk free interest rate, maximum									0.38%
Expected term									5 years